Investments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Available-for-Sale Securities
Available-for-sale Securities, Amortized Cost Basis	$ 58.8	$ 61.8
Available-for-Sale Securities, Gross Unrealized Gain	0.3	0.0
Available-for-Sale Securities, Gross Unrealized Loss	(0.5)	0.0
Available-for-Sale Securities	58.6	61.8
Current [Member] | Federal government securities [Member]
Schedule of Available-for-Sale Securities
Available-for-sale Securities, Amortized Cost Basis	5.6
Available-for-Sale Securities, Gross Unrealized Gain	0.0
Available-for-Sale Securities, Gross Unrealized Loss	0.0
Available-for-Sale Securities	5.6
Current [Member] | U.S. corporate bonds [Member]
Schedule of Available-for-Sale Securities
Available-for-sale Securities, Amortized Cost Basis	3.4	11.2
Available-for-Sale Securities, Gross Unrealized Gain	0.0	0.0
Available-for-Sale Securities, Gross Unrealized Loss	0.0	0.0
Available-for-Sale Securities	3.4	11.2
Noncurrent [Member] | Marketable equity securities [Member]
Schedule of Available-for-Sale Securities
Available-for-sale Securities, Amortized Cost Basis	6.2	6.2
Available-for-Sale Securities, Gross Unrealized Gain	0.0	0.0
Available-for-Sale Securities, Gross Unrealized Loss	(0.5)	0.0
Available-for-Sale Securities	5.7	6.2
Noncurrent [Member] | Federal government securities [Member]
Schedule of Available-for-Sale Securities
Available-for-sale Securities, Amortized Cost Basis	28.0	32.0
Available-for-Sale Securities, Gross Unrealized Gain	0.2	0.0
Available-for-Sale Securities, Gross Unrealized Loss	0.0	0.0
Available-for-Sale Securities	28.2	32.0
Noncurrent [Member] | U.S. corporate bonds [Member]
Schedule of Available-for-Sale Securities
Available-for-sale Securities, Amortized Cost Basis	15.6	12.4
Available-for-Sale Securities, Gross Unrealized Gain	0.1	0.0
Available-for-Sale Securities, Gross Unrealized Loss	0.0	0.0
Available-for-Sale Securities	15.7	12.4
Fair Value, Measurements, Recurring [Member]
Schedule of Available-for-Sale Securities
Available-for-Sale Securities	$ 58.6	$ 61.8